Related party transactions (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Compensation costs paid to directors	$ 2,033	$ 2,289	$ 2,331
Compensation costs paid to executives	$ 5,448	$ 3,244	$ 4,943